Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	€ 14,908	€ 18,165	€ 9,104
Other current loans and borrowings	3,035	3,226	1,848	[1]
Other non-current loans and borrowings	11,873	14,939	7,255	[1]
Refundable and Conditional advances
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	3,229	3,229	3,229
Other non-current loans and borrowings	3,229	3,229	3,229
Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	1,540	2,645	3,964
Other current loans and borrowings	942	1,105	1,319
Other non-current loans and borrowings	598	1,540	2,645
Obligations Under Leases
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	10,131	12,281	1,900
Other current loans and borrowings	2,085	2,112	520
Other non-current loans and borrowings	8,046	10,169	1,381
Accrued Interests
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	1	1	3
Other current loans and borrowings	1	1	3
Other Financial Loans and Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
New debt recognized	7	7	7
Other current loans and borrowings	€ 7	€ 7	€ 7

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.